Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000222972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Very Conservative (0%-15%) RMS Fund (Service Class/EVVLX)
Account Value	$ 12,577	$ 11,930	$ 11,651	$ 12,696	$ 12,130	$ 11,686	$ 11,234	$ 10,924	$ 10,430	$ 10,012	$ 10,000
C000229455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Very Conservative (0%-15%) RMS Fund (Class R4/EVVCX)
Account Value	$ 12,264	11,643	11,412	12,489	11,975	11,565	11,129	10,850	10,379	10,001	10,000
C000222968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Conservative (15%-30%) RMS Fund (Service Class/EVCLX)
Account Value	$ 14,528	13,466	12,815	14,429	13,258	12,583	12,121	11,482	10,748	10,080	10,000
C000229451 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Conservative (15%-30%) RMS Fund (Class R4/EVFCX)
Account Value	$ 14,067	13,069	12,489	14,121	13,024	12,402	11,965	11,358	10,668	10,030	10,000
C000222969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Service Class/EVTTX)
Account Value	$ 14,663	13,316	12,414	14,260	12,731	11,987	11,653	11,252	10,358	9,432	10,000
C000229452 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Class R4/EVFTX)
Account Value	$ 14,204	12,913	12,091	13,946	12,491	11,741	11,446	11,048	10,198	9,321	10,000
C000222971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Moderate (50%-70%) RMS Fund (Service Class/EVMLX)
Account Value	$ 17,907	15,822	14,327	16,998	14,656	13,549	13,392	12,221	10,897	9,955	10,000
C000229454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Moderate (50%-70%) RMS Fund (Class R4/EVFMX)
Account Value	$ 17,325	15,336	13,957	16,616	14,371	13,322	13,197	12,076	10,804	9,895	10,000
C000222970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Growth (70%-85%) RMS Fund (Service Class/EVGLX)
Account Value	$ 19,902	17,192	15,128	18,438	15,443	13,852	13,938	12,554	10,927	9,903	10,000
C000229453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Growth (70%-85%) RMS Fund (Class R4/EVGRX)
Account Value	$ 19,252	16,650	14,723	18,008	15,145	13,608	13,739	12,402	10,828	9,839	10,000
C000222967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Service Class/EVAGX)
Account Value	$ 20,670	17,567	15,214	18,793	15,276	13,750	14,069	12,617	10,839	9,826	10,000
C000229450 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Class R4/EVFGX)
Account Value	$ 19,940	16,983	14,770	18,310	14,947	13,486	13,828	12,445	10,727	9,741	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	$ 11,657	10,998	10,927	12,796	12,911	12,068	10,942	11,076	11,068	10,522	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 28,063	$ 22,902	$ 19,150	$ 23,006	$ 17,961	$ 15,899	$ 15,563	$ 13,456	$ 11,581	$ 10,255	$ 10,000
Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index